CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY (Unaudited) - USD ($)	Total	Treasury Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Preferred Stock	Common Stock	Common Stock	Treasury Stock
Balance, shares at Jan. 01, 2020		365,328					13,225,387
Balance, amount at Jan. 01, 2020	$ (6,460,829)	$ (411,854)	$ 13,525,749	$ (19,571,610)	$ (16,339)		$ 13,225
Foreign currency translation adjustment, net	871,235	0	0	0	871,235		$ 0
Conversion of note payable into shares of common stock, shares							259,741
Conversion of note payable into shares of common stock, amount	807,795	$ 0	807,536	0	0		$ 259
Purchase of treasury stock from third party, shares		(50,000)
Purchase of treasury stock from third party, amount	(200,000)	$ (200,000)	0	0	0		0
Net income	820,786	$ 0	0	820,786	0		$ 0
Balance, shares at Dec. 31, 2020		415,328					13,485,128	13,485,128	(415,328)
Balance, amount at Dec. 31, 2020	(4,161,013)	$ (611,854)	14,333,285	(18,750,824)	854,896	$ 0	$ 13,484	$ 13,484	$ (611,854)
Foreign currency translation adjustment, net	(473,578)		0	0	(473,578)	0		0	0
Net income	(2,173,903)		0	(2,173,903)	0	0		0	$ 0
Sale of treasury stock to third party, shares									65,000
Sale of treasury stock to third party, amount	250,000		249,350	0	0	0		$ 0	$ 650
Restricted stock issued to a consultant, shares								1,800,000
Restricted stock issued to a consultant, amount	1,189,450		1,187,650			0		$ 1,800
Conversion of notes payable into shares of common stock, shares								781,819
Conversion of notes payable into shares of common stock, amount	2,564,364		2,563,582	0	0	0		$ 782	$ 0
Balance, shares at Mar. 31, 2021								16,066,947	(350,328)
Balance, amount at Mar. 31, 2021	(2,804,680)		18,333,867	(20,924,727)	381,318	0		$ 16,066	$ (611,204)
Balance, shares at Dec. 31, 2020		415,328					13,485,128	13,485,128	(415,328)
Balance, amount at Dec. 31, 2020	(4,161,013)	$ (611,854)	14,333,285	(18,750,824)	854,896	0	$ 13,484	$ 13,484	$ (611,854)
Net income	(4,552,959)
Deemed dividend upon downround of preferred stock and warrants	0
Stock-based compensation	3,157,450
Balance, shares at Jun. 30, 2021								16,566,947	(350,328)
Balance, amount at Jun. 30, 2021	384,548		23,901,367	(23,303,783)	381,602	0		$ 16,566	$ (611,204)
Balance, shares at Dec. 31, 2020		415,328					13,485,128	13,485,128	(415,328)
Balance, amount at Dec. 31, 2020	(4,161,013)	$ (611,854)	14,333,285	(18,750,824)	854,896	0	$ 13,484	$ 13,484	$ (611,854)
Foreign currency translation adjustment, net	(1,006,517)	$ 0	0	0	(1,006,517)		0
Purchase of treasury stock from third party, shares		(94,216)
Purchase of treasury stock from third party, amount	(376,863)	$ (376,863)	0				0
Net income	(7,961,649)	$ 0	0	(7,961,649)	0		0
Sale of treasury stock to third party, shares		65,000
Sale of treasury stock to third party, amount	250,000	$ 650	249,350	0	0		$ 0
Restricted stock issued to a consultant, shares							1,800,000
Restricted stock issued to a consultant, amount	5,904,000	0	5,902,200	0	0		$ 1,800
Conversion of notes payable into shares of common stock, shares							1,103,119
Conversion of notes payable into shares of common stock, amount	3,878,480	0	3,877,377	0	0		$ 1,103
Conversions of convertible note payable, shares							213,382
Conversions of convertible note payable, amount	959,025	0	958,811	0	0		$ 214
Conversion of related party debt, shares							1,000,000
Conversion of related party debt, amount	6,000,000	0	5,999,000	0	0		$ 1,000
Beneficial conversion feature discount related to convertible notes payable	294,000	0	294,000	0	0		0
Forgiveness of related party debt	600,000	$ 0	600,000	0	0		$ 0
Cancellation of treasury shares, shares		57,120					(57,120)
Cancellation of treasury shares, amount	0	$ 171,360	(171,303)	0	0		$ (57)
Deemed dividend on warrants	(7,633,033)	$ 0	7,633,033	(7,633,033)	0		$ 0
Stock-based compensation	5,904,000
Balance, shares at Dec. 31, 2021		387,424					17,544,509	17,544,509	(387,424)
Balance, amount at Dec. 31, 2021	4,379,463	$ (816,707)	39,675,753	(34,345,506)	(151,621)	0	$ 17,544	$ 17,544	$ (816,707)
Balance, shares at Mar. 31, 2021								16,066,947	(350,328)
Balance, amount at Mar. 31, 2021	(2,804,680)		18,333,867	(20,924,727)	381,318	0		$ 16,066	$ (611,204)
Foreign currency translation adjustment, net	284		0	0	284			0	0
Net income	(2,379,056)		0	(2,379,056)	0			$ 0	0
Conversion of related party debt, shares								500,000
Conversion of related party debt, amount	3,000,000		2,999,500	0	0			$ 500	0
Forgiveness of related party debt	600,000		600,000	0	0			0	0
Restricted stock issued to a consultant	1,968,000		1,968,000	0	0			$ 0	$ 0
Deemed dividend upon downround of preferred stock and warrants	0
Balance, shares at Jun. 30, 2021								16,566,947	(350,328)
Balance, amount at Jun. 30, 2021	384,548		23,901,367	(23,303,783)	381,602	0		$ 16,566	$ (611,204)
Balance, shares at Dec. 31, 2021		387,424					17,544,509	17,544,509	(387,424)
Balance, amount at Dec. 31, 2021	4,379,463	$ (816,707)	39,675,753	(34,345,506)	(151,621)	0	$ 17,544	$ 17,544	$ (816,707)
Foreign currency translation adjustment, net	(405,229)		0	0	(405,229)	0		0	0
Net income	203,347		0	203,347	0	0		$ 0	0
Conversion of notes payable into shares of common stock, shares								238,000
Conversion of notes payable into shares of common stock, amount	973,420		973,182	0	0	0		$ 238	0
Adjustements for prior periods from adopting ASU 2020-06	(240,752)		(294,000)	53,248	0	$ 0		0	0
Issuance of Series A preferred stock, net of issuance costs of $547,700, shares						6,000
Issuance of Series A preferred stock, net of issuance costs of $547,700, amount	0		0	0	0	$ 5,452,300		$ 0	0
Cashless exercise of warrants, shares								829,471
Cashless exercise of warrants, amount	0		(829)	0	0	$ 0		$ 829	$ 0
Balance, shares at Mar. 31, 2022						6,000		18,611,980	(387,424)
Balance, amount at Mar. 31, 2022	4,910,249		40,354,106	(34,088,911)	(556,850)	$ 5,452,300		$ 18,611	$ (816,707)
Balance, shares at Dec. 31, 2021		387,424					17,544,509	17,544,509	(387,424)
Balance, amount at Dec. 31, 2021	4,379,463	$ (816,707)	39,675,753	(34,345,506)	(151,621)	$ 0	$ 17,544	$ 17,544	$ (816,707)
Net income	(1,037,909)
Deemed dividend upon downround of preferred stock and warrants	5,788,493
Stock-based compensation	24,101
Balance, shares at Jun. 30, 2022						2,966		23,998,857	(387,424)
Balance, amount at Jun. 30, 2022	5,130,056		59,861,359	(52,352,868)	(1,585,725)	$ 3,024,607		$ 23,997	$ (816,707)
Balance, shares at Mar. 31, 2022						6,000		18,611,980	(387,424)
Balance, amount at Mar. 31, 2022	4,910,249		40,354,106	(34,088,911)	(556,850)	$ 5,452,300		$ 18,611	$ (816,707)
Foreign currency translation adjustment, net	(1,028,875)		0	0	(1,028,875)	0		0	0
Net income	(1,241,256)		0	(1,241,256)	0	0		$ 0	0
Cashless exercise of warrants, shares								455,316
Cashless exercise of warrants, amount	0		(455)	0	0	$ 0		$ 455	0
Conversion of Series A preferred stock, shares						(3,034)		4,892,222
Conversion of Series A preferred stock, amount	2,427,693		2,422,801			$ (2,427,693)		$ 4,892
Conversion of convertible debt, shares								39,339
Conversion of convertible debt, amount	38,144		38,105	0	0	0		$ 39	0
Deemed dividend upon downround of preferred stock and warrants	0		16,669,894	(16,669,894)	0	0		0	0
Deemed dividend on preferred stock	0		352,807	(352,807)	0	0		0	0
Stock-based compensation	24,101		24,101	0	0	$ 0		$ 0	$ 0
Balance, shares at Jun. 30, 2022						2,966		23,998,857	(387,424)
Balance, amount at Jun. 30, 2022	$ 5,130,056		$ 59,861,359	$ (52,352,868)	$ (1,585,725)	$ 3,024,607		$ 23,997	$ (816,707)